EATON VANCE PARAMETRIC OPTION ABSOLUTE RETURN STRATEGY FUND
EATON VANCE PARAMETRIC STRUCTURED COMMODITY STRATEGY FUND

Supplement to Prospectus dated May 1, 2012

1.  The following amendments apply to Eaton Vance Parametric Option Absolute Return Strategy Fund:

a.

The Prospectus is amended to reflect the following:

The name of the Fund is changed to Parametric Absolute Return Fund;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated;

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances); and

•

Class C shares of the Fund are no longer available for purchase or exchange and all existing Class C shares will convert to Investor Class shares on or about March 16, 2013.  Any Class C shares converted to Investor Class will continue to be subject to any applicable Class C contingent deferred sales charge.

b.

The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund” in “Fund Summary – Eaton Vance Parametric Option Absolute Return Strategy Fund”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$148	$532	$942	$2,087
Institutional Class shares	$122	$455	$812	$1,816

c.

The following replaces the paragraph under “Purchase and Sale of Fund Shares” in “Fund Summaries - Important Information Regarding Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

2.  The following amendments apply to Eaton Vance Parametric Structured Commodity Strategy Fund:

a.

The Prospectus is amended to reflect the following:

•

The name of the Fund is changed to Parametric Commodity Strategy Fund;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated; and

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances).

b.

The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund” in “Fund Summary – Eaton Vance Parametric Structured Commodity Strategy Fund”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$102	$718	$1,360	$3,087
Institutional Class shares	$77	$642	$1,235	$2,842

c.

The following replaces the paragraph under “Purchase and Sale of Fund Shares” in “Fund Summaries - Important Information Regarding Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

3.  The following replaces the first paragraph under “Exchange Privilege” in “Shareholder Account Features”:

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund.  For purposes of exchanges among Eaton Vance funds, Class A and Class I shares are deemed to be the same as Investor Class and Institutional Class shares, respectively, of other Eaton Vance funds. Exchanges are made at net asset value.  If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate.  For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares. Any class of shares of a fund may be exchanged for any other class of shares of that fund, provided that the shares being exchanged are no longer subject to a CDSC and the conditions for investing in the other class of shares described in the applicable prospectus are satisfied.

4.

Effective immediately, purchases of Class A shares of $1,000,000 or more are not subject to a sales charge and no dealer commission will be paid on such purchases.  In addition, no sales commission is payable on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

March 1, 2013	6621-3/13 PPAOARCOMMPS1